Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Liability [Abstract]
Balance as of January 1	$ 247.4	$ 227.4	$ 215.8
Revenue recognized	(68.4)	(69.1)	(79.5)
Revenue deferred	89.3	87.6	90.5
Acquired liabilities	0.0	1.5	0.6
Balance as of December 31	268.3	247.4	227.4
Change in Contract with Customer, Asset [Abstract]
Balance as of December 31	84.5	100.5	44.7
Contract assets	(16.0)	55.8	44.7
Balance as of January 1	100.5	44.7	0.0
Revenue recognized and unbilled	(13.3)	26.7	21.9
Acquired assets	(3.3)	$ 29.1
Currency translation and other	$ 0.6
Adoption of ASC 606			$ 22.8